FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Schedule of maximum exposure to credit risk

The Company’s maximum exposure to credit risk is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
CREDIT RISK EXPOSURE
Cash and cash equivalents	83.4	103.7
Trade and other receivables	23.7	35.9
Total financial instrument exposure to credit risk	107.1	139.6

Schedule of aging of trade and other receivables

The aging of trade and other receivables is as follows:

	As at December 31
	0-30	31-60	61-90	91-120	Over 120	2019	2018
(in millions of U.S. dollars)	days	days	days	days	days	Total	Total
AGING TRADE AND OTHER RECEIVABLES
Rainy River	4.5	—	—	—	1.0	5.5	8.8
New Afton	3.4	—	—	2.9	—	6.3	8.3
Cerro San Pedro	0.5	0.1	0.1	0.1	0.6	1.4	5.1
Blackwater	—	—	—	—	0.3	0.3	0.3
Corporate	10.2	—	—	—	—	10.2	13.4
Total trade and other receivables	18.6	0.1	0.1	3.0	1.9	23.7	35.9

Schedule of contractual maturities of debt commitments

The following table shows the contractual maturities of debt commitments. The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

	As at December 31
				After	2019	2018
(in millions of U.S. dollars)	< 1 year	1-3 years	4-5 years	5 years	Total	Total
DEBT COMMITMENTS
Trade and other payables	150.0	—	—	—	150.0	112.6
Long-term debt	—	430.3	—	300.0	730.3	800.0
Interest payable on long-term debt	44.2	85.1	38.3	7.1	174.7	242.9
Gold stream obligation	22.0	49.9	54.9	65.9	192.7	267.5
Total debt commitments	216.2	565.3	93.2	373.0	1,247.7	1,423.0

Schedule of currencies of financial instruments and other foreign currency denominated liabilities

	As at December 31, 2019
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	11.0	0.3
Trade and other receivables	7.0	0.9
Income tax (payable) receivable	(0.3)	4.6
Trade and other payables	(86.8)	(13.5)
Deferred tax liability	(48.3)	—
Reclamation and closure cost obligations	(93.3)	(1.4)
Share units	(1.9)	—
Total exposure to currency risk	(212.6)	(9.1)

	As at December 31, 2018
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	12.9	0.6
Trade and other receivables	9.9	4.9
Income tax receivable	—	4.6
Trade and other payables	(105.0)	(14.1)
Deferred tax liability	(54.5)	—
Reclamation and closure cost obligations	(72.6)	(13.5)
Performance share units and restricted share units	(0.5)	—
Total exposure to currency risk	(209.8)	(17.5)

Schedule of changes in foreign exchange rates

. A 10% strengthening (weakening) of the U.S. dollar against the following currencies would have decreased (increased) the Company’s net loss from the financial instruments presented by the amounts shown below.

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
IMPACT OF 10% CHANGE IN FOREIGN EXCHANGE RATES
Canadian dollar	21.3	21.0
Mexican peso	0.9	1.8

Schedule of change in commodity prices

. A 10% change in commodity prices and fuel and electricity prices would impact the Company’s net earnings before taxes and other comprehensive income before taxes as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
		Other		Other
	Net	Comprehensive	Net	Comprehensive
(in millions of U.S. dollars)	Earnings	Income	Earnings	Income
IMPACT OF 10% CHANGE IN COMMODITY PRICES
Gold price	19.0	—	37.6	—
Copper price	20.7	—	6.5	—
Fuel and electricity price	7.0	—	5.5	—